            FILE NOS:     333-_____
                                                                                                                                                                                                                          811-21624

________________________________________________________________________________________________________________________________

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[  ]  Pre-Effective Amendment No. ______             [  ]  Post-Effective Amendment No. _____
(Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter: Allianz Variable Insurance Products Fund of Funds Trust	Area Code and Telephone Number: 763-765-6500
Address of Principal Executive Offices: (Number, Street, City, State, Zip Code) 5701 Golden Hills Drive, Minneapolis, MN 55416-1297
Name and Address of Agent for Service:
     Erik T. Nelson
     5701 Golden Hills Drive
     Minneapolis, MN 55416-1297

     With a copy to:

     Michael J. Radmer, Esq.
     Dorsey & Whitney LLP
     50 South Sixth Street
     Minneapolis, MN  55402

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.
(Number and Street) (City) (State) (Zip Code)

Calculation of Registration Fee under the Securities Act of 1933:

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee
Shares of Beneficial Interest				No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940

It is proposed that this filing will become effective on July 29 pursuant to Rule 488.

PART A:
PROSPECTUS

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Allianz Global Investors SelectSM Fund

5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Dear Allianz Life and Allianz Life of New York Variable Annuity Contract Owner:

The Board of Trustees of the AZL Allianz Global Investors Select Fund (the “Acquired Fund”), a series of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), is pleased to submit a proposal to reorganize the Acquired Fund into the AZL Balanced Index Strategy Fund (the “Acquiring Fund”), also a series of the Trust.

As the owner of a variable annuity contract issued by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York, you beneficially own shares of the Acquired Fund. Accordingly, we ask that you indicate whether you approve or disapprove of the proposed reorganization by submitting instructions on how to vote your beneficial shares by phone, internet, or mail.

The proposed reorganization is being undertaken for several reasons, including:

•	The small size of the Acquired Fund and the probability that its assets will not grow; and

•	Reducing contractual management fees and overall expenses for shareholders of the Acquired Fund.

THE BOARD OF TRUSTEES OF THE TRUST BELIEVES THAT THE TRANSACTION IS IN THE BEST INTERESTS OF THE ACQUIRED FUND AND ITS SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL.

The Board considered various factors in reviewing the proposed reorganization on behalf of the Acquired Fund’s shareholders, including, but not limited to, the following:

▪	The similarity in investment objective and asset allocation between the Funds;
▪	The expectation that the reorganization will reduce overall expenses for shareholders of the Acquired Fund; and
▪	The expectation that the reorganization will have no federal income tax consequences for contract owners.

If the proposal is approved, the Acquiring Fund will acquire all of the assets and assume all of the liabilities of the Acquired Fund in exchange for newly issued shares of the Acquiring Fund. These Acquiring Fund shares in turn will be distributed proportionately to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. To accomplish the proposed reorganization, the Board of Trustees submits for your approval an Agreement and Plan of Reorganization with respect to the Acquired Fund.

Whether or not you plan to attend the meeting, please review the enclosed voting instruction form. You may submit your instructions on voting the shares that you beneficially own by phone, internet, or mail. Following this letter is a Q&A summarizing the reorganization and information on how to vote your shares. Please read the entire proxy statement/prospectus carefully before you vote.

Thank you for your prompt attention to this important matter.

Sincerely,

/s/ Jeffrey Kletti

Jeffrey Kletti

Chairman and President

Allianz Variable Insurance Products Fund of Funds Trust

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

PROXY STATEMENT/PROSPECTUS Q&A

THE FOLLOWING IS A BRIEF OVERVIEW OF THE REORGANIZATION BEING RECOMMENDED FOR THE AZL ALLIANZ GLOBAL INVESTORS SELECT FUND. WE ENCOURAGE YOU TO READ THE FULL TEXT OF THE ENCLOSED PROXY STATEMENT/PROSPECTUS.

Q:	Why is the reorganization being proposed?

The reorganization is being proposed due to the small size of the Acquired Fund ($10.1 million as of March 31, 2010) and, because the Fund was closed effective April 30, 2010, the probability that the Fund will not grow its assets. The proposed reorganization is expected to reduce overall expenses for shareholders of the Acquired Fund.

Your Board of Trustees has determined that the reorganization is in the best interests of the Acquired Fund’s shareholders and recommends that you vote FOR the reorganization.

Q:	Will the expenses of the Fund in which I participate increase as a result of the reorganization?

No. The Funds’ management fees are the same, and the total expense ratio for the Acquiring Fund following the reorganization is expected to be lower than the total expense ratio for the Acquired Fund prior to the reorganization.

Q:	Who is paying the costs of the shareholder meeting and this proxy solicitation?

Allianz Investment Management LLC, the Funds’ investment manager, will bear these costs.

Q:	Will I incur taxes as a result of the reorganization?

No. For federal income tax purposes, the reorganization is not expected to be a taxable event for contract owners. Please see the Tax Consequences discussion in the enclosed proxy statement/prospectus for additional information.

Q:	If approved, when will the reorganization happen?

If shareholders approve the reorganization, it will take place shortly after the shareholder meeting.

Q:	Is there anything I need to do to convert my shares?

No. Upon shareholder approval of the reorganization, the Acquired Fund shares that serve as a funding vehicle for benefits under your variable annuity contract automatically will be exchanged for shares of the Acquiring Fund. The total value of the Acquiring Fund shares that you receive in the reorganization will be the same as the total value of the Acquired Fund shares you held immediately before the reorganization.

Q:	How does the Board recommend that I vote?

After careful consideration, the Board recommends that you vote FOR the reorganization.

Q:	How and when do I vote?

You can vote in one of four ways:

-    By mail with the enclosed voting instruction form

-    By telephone

-    By web site

-    In person at the meeting

Please refer to the enclosed voting instruction form for the telephone number and internet address. Please vote as soon as possible by following the instructions on the voting instruction form.

Q:	Whom should I call if I have questions?

If you have questions about any of the proposals described in the proxy statement or about voting procedures, please call toll free at 1-800-950-5872 ext. 35857.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
5701 Golden Hills Drive
Minneapolis, Minnesota 55416-1297

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD OCTOBER 13, 2010

AZL Allianz Global Investors SelectSM Fund

A special meeting of the shareholders of the AZL Allianz Global Investors Select Fund (the “Acquired Fund”) will be held at 10:00 a.m. on October 13, 2010, at the offices of Allianz Life Insurance Company of North America, 5701 Golden Hills Drive, Golden Valley, Minnesota. At the meeting, shareholders of the Acquired Fund will consider the following proposals:

-
To approve an Agreement and Plan of Reorganization (the “Plan”) between the Acquired Fund and the AZL Balanced Index Strategy Fund (the “Acquiring Fund”), both series of the Allianz Variable Insurance Products Fund of Funds Trust. Under the Plan, the Acquiring Fund would acquire all of the assets and assume all of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund, which would be distributed proportionately to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, and the assumption of the Acquired Fund’s liabilities; and

-     Such other business as may properly come before the meeting, or any adjournment of the meeting.

The Acquired Fund issues and sells shares to certain separate accounts of Allianz Life Insurance Company of North America (“Allianz Life”) and Allianz Life Insurance Company of New York (“Allianz Life of NY”). The separate accounts hold shares of mutual funds, including the Acquired Fund, which serve as a funding vehicle for benefits under variable annuity contracts issued by Allianz Life and Allianz Life of NY. As the owners of the assets held in the separate accounts, Allianz Life and Allianz Life of NY are the sole shareholders of the Acquired Fund and are entitled to vote all of the shares of the Acquired Fund. However, Allianz Life and Allianz Life of NY will vote outstanding shares of the Acquired Fund in accordance with instructions given by the owners of variable annuity contracts for which the Fund serves as a funding vehicle. This Notice is being delivered to owners of variable annuity contracts who, by virtue of their ownership of the contracts, beneficially owned shares of the Acquired Fund on the record date, so that they may instruct Allianz Life and Allianz Life of NY how to vote the shares of the Acquired Fund underlying their contracts.

Shareholders of record at the close of business on July 30, 2010, are entitled to vote at the meeting.

By Order of the Board of Trustees

/s/ Michael J. Radmer

Michael J. Radmer

Secretary

August __, 2010

YOU CAN VOTE QUICKLY AND EASILY.

PLEASE FOLLOW THE INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION FORM.

Proxy Statement/Prospectus — August __, 2010

Acquired Fund	Acquiring Fund
AZL Allianz Global Investors SelectSM Fund (“AGI Select Fund”)	AZL® Balanced Index Strategy Fund (“Balanced Index Strategy Fund”)

This proxy statement/prospectus describes a proposed Agreement and Plan of Reorganization (the “Plan”) pursuant to which the outstanding shares of the AGI Select Fund (the “Acquired Fund”), which serves as a funding vehicle for your variable annuity contract, would be exchanged for shares of the Balanced Index Strategy Fund (the “Acquiring Fund”). Both the Acquiring Fund and the Acquired Fund (each a “Fund” and together the “Funds”) are series of the Variable Insurance Products Fund of Funds Trust (the “Trust”). The address of the Funds is 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. The phone number of the Funds is 877-833-7113.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN.

These securities are not deposits or obligations of, or guaranteed by, any bank or an affiliate of any bank, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), or any other agency of the United States, or any bank or an affiliate of any bank; and are subject to investment risks including possible loss of value.

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the “1940 Act”) and files reports, proxy materials, and other information with the SEC (Investment Company Act file no. 811-21624). These reports, proxy materials, and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request e-mailed to publicinfo@sec.gov, or by writing to the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed on-line or downloaded from the SEC’s Web site at http://www.sec.gov.

You should retain this proxy statement/prospectus for future reference. It sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. Additional information is set forth in the Statement of Additional Information, dated the same date as this proxy statement/prospectus, relating to this proxy statement/prospectus. A current prospectus for the Acquiring Fund, which gives a detailed description of the Acquiring Fund’s policies, strategies, and restrictions, accompanies this proxy statement/prospectus.

This proxy statement/prospectus was first mailed to contract owners on or about August __, 2010.

WHERE TO GET MORE INFORMATION
Fund Reports:	The Acquiring Fund:	The Acquired Fund:
Prospectus dated April 30, 2010.	Accompanying, and incorporated by reference into, this proxy statement/prospectus (accompanying version dated August __, 2010).	Incorporated by reference into this proxy statement/prospectus. For a copy at no charge, call toll free 877-833-7113 or write to the address given below this table.
Annual report for the period ended December 31, 2009; and semi-annual report for the period ended June 30, 2009.	For a complete copy at no charge, call toll-free 877-833-7113 or write to the address given below this table.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

This Proxy Statement/Prospectus:

Statement of Additional Information dated the same date as this proxy statement/prospectus. This document contains information about both the Acquired Fund and the Acquiring Fund.
Incorporated by reference into this proxy statement/prospectus. For a copy at no charge, call toll-free 1-800-624-0197 or write to Allianz FOF Trust, Advisory Management, A3-825, 5701 Golden Hills Drive, Minneapolis, MN 55416.

To ask questions about this proxy statement/prospectus.	Call toll free 1-800-950-5972 ext. 35857 or write to: Allianz FOF Trust, Advisory Management, A 3-825, 5701 Golden Hills Drive, Minneapolis, MN 55416.

Address:                  Allianz Variable Insurance Products Fund of Funds Trust, 5701 Golden Hills Drive, Minneapolis, MN 55416.

ABOUT THE ACQUIRED AND ACQUIRING FUNDS

The Acquired Fund issues and sells shares to separate accounts of Allianz Life Insurance Company of North America (“Allianz Life”) and Allianz Life Insurance Company of New York (“Allianz Life of NY”). These separate accounts hold shares of mutual funds, including the Acquired Fund, which serve as funding vehicles for benefits under variable annuity contracts issued by Allianz Life and Allianz Life of NY (the “Contracts”). Each separate account has subaccounts that invest in the Acquired Fund and certain other mutual funds. Owners of the Contracts (“Contract Owners”) allocate the value of their Contracts among these subaccounts. As the owners of the assets held in the separate accounts, Allianz Life and Allianz Life of NY are the sole shareholders of the Acquired Fund and are entitled to vote all of the shares of the Acquired Fund. However, Allianz Life and Allianz Life of NY will vote outstanding shares of the Acquired Fund in accordance with instructions given by the Contract Owners who are eligible to vote at the meeting.

The Funds are open-end management investment companies. If the Plan is approved, the shares of the Acquiring Fund will be distributed proportionately by the Acquired Fund to the holders of its shares in complete liquidation of the Acquired Fund. Each Acquired Fund shareholder would become the owner of Acquiring Fund shares having a total net asset value equal to the total net asset value of that shareholder’s holdings in the Acquired Fund.

The following information summarizes the proposed reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”).

HOW THE REORGANIZATION WILL WORK

•	The Acquired Fund will transfer all of its assets to the Acquiring Fund. The Acquiring Fund will assume all of the Acquired Fund’s liabilities.

•
The Acquiring Fund will issue shares of beneficial interest to the Acquired Fund in an amount equal to the value of the assets that it receives from the Acquired Fund, less the liabilities it assumes. These shares will be distributed to the Acquired Fund’s shareholders (the separate accounts) in proportion to their holdings in the Acquired Fund. The value of your interest in the subaccount investing in the Acquiring Fund received in connection with the Reorganization will equal the value of your interest in the subaccount invested in the Acquired Fund immediately before the Reorganization. You will not pay any sales charge in connection with this distribution of shares. If you already have an Acquiring Fund account, shares distributed in the Reorganization will be added to that account. As a result, when average cost is calculated for federal income tax purposes, the cost of the shares in the accounts you owned will be combined.

FUND INVESTMENT OBJECTIVES

The following table presents the investment objective for each of the Funds.

Acquired Fund	Investment Objective	Acquiring Fund	Investment Objective
AGI Select Fund	Long-term capital appreciation with preservation of capital as an important consideration	Balanced Index Strategy Fund	Long-term capital appreciation with preservation of capital as an important consideration

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

TABLE OF CONTENTS

SECTION A -- Proposal	4
PROPOSAL: Approve or Reject the Agreement and Plan of Reorganization	4
SUMMARY	4
How the Reorganization Will Work	4
Comparison of the Acquired Fund and the Acquiring Fund	5
Comparison of Investment Objectives	5
Comparison of Investment Strategies	5
Comparison of Investment Policies	6
Risk Factors	6
Performance	8
Tax Consequences	8
FEES AND EXPENSES	9
THE REORGANIZATION	10
Terms of the Reorganization	10
Conditions to Closing the Reorganization	10
Termination of the Plan	10
Tax Status of the Reorganization	10
Reasons for the Proposed Reorganization and Board Deliberations	11
Board Determinations	13
Recommendation and Vote Required	13
SECTION B — Proxy Voting and Shareholder Meeting Information	13
SECTION C — Capitalization, Ownership of Fund Shares and Other Fund Information	14
EXHIBIT A — Agreement and Plan of Reorganization	A-1

The prospectus for the Acquiring Fund accompanies this proxy statement/prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

SECTION A -- PROPOSAL

PROPOSAL: Approve or Reject the Agreement and Plan of Reorganization

SUMMARY

This proxy statement/prospectus is being used by the Acquired Fund to solicit voting instructions for the proposal to approve a Plan providing for the Reorganization of the Acquired Fund into the Acquiring Fund. A form of the Plan is included as Exhibit A.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus, exhibits and accompanying materials because they contain details that are not in this summary.

HOW THE REORGANIZATION WILL WORK

The following table shows the names of the Acquired Fund and the Acquiring Fund into which it will be merged.

Acquired Fund	Acquiring Fund
AGI Select Fund	Balanced Index Strategy Fund

•	The Acquired Fund will transfer all of its assets to the Acquiring Fund. The Acquiring Fund will assume all of the Acquired Fund’s liabilities.

•
The Acquiring Fund will issue shares of beneficial interest in an amount equal to the value of the assets that it receives from the Acquired Fund, less the liabilities it assumes. These shares will be distributed to the Acquired Fund’s shareholders (the separate accounts) in proportion to their holdings in the Acquired Fund. The value of your interest in the subaccounts investing in the Acquiring Fund received in connection with the Reorganization will equal the value of your interest in the subaccounts invested in the Acquired Fund immediately before the Reorganization.

•
As part of the Reorganization, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Acquired Fund accounts will be transferred to your new Acquiring Fund account. If you do not want your systematic transactions to continue, please contact your financial representative to make changes.

•	Neither the Acquired Fund nor the Contract Owners whose contract values are allocated to subaccounts investing in the Acquired Fund will pay any sales charge in connection with the Reorganization.

•
After the Reorganization has been completed, contract values that were allocated to subaccounts investing in the Acquired Fund will be allocated to subaccounts investing in the Acquiring Fund. The Acquired Fund will be terminated.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

COMPARISON OF THE ACQUIRED FUND AND THE ACQUIRING FUND

The Acquired Fund and the Acquiring Fund:

•	Are outstanding series of an open-end management investment company organized as a Delaware statutory trust.

•	Have Allianz Investment Management LLC (the “Manager”) as their investment adviser.

•	Have the same policies for buying and selling shares and the same exchange rights.

•	Have the same distribution policies.

•	Are available only to Contract Owners who allocate contract value to a subaccount that invests in the Funds.

COMPARISON OF INVESTMENT OBJECTIVES

The following table presents the investment objectives for the Funds.

Acquired Fund	Investment Objective	Acquiring Fund	Investment Objective
AGI Select Fund	Long-term capital appreciation with preservation of capital as an important consideration	Balanced Index Strategy Fund	Long-term capital appreciation with preservation of capital as an important consideration

COMPARISON OF INVESTMENT STRATEGIES

The Funds have the same investment objective, seeking to provide long-term capital appreciation with preservation of capital as an important consideration. Both Funds are funds of funds, which invest primarily in a combination of underlying mutual funds. The Acquired Fund invests primarily in a combination of actively-managed Allianz Global Investors mutual funds, allocating 45-65% of its assets in equity investments and 35-55% in fixed income investments. By contrast, the Acquiring Fund invests primarily in a combination of index funds, allocating 40-60% of its assets in equity investments and 40-60% in fixed income investments. Both Funds invest in several underlying funds invested primarily in U.S. or foreign equity securities and in one underlying fund invested primarily in fixed income securities. The Acquired Fund also invests in one underlying fund which invests primarily in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and fixed-income securities.

The Manager recommended the reorganization of the Acquired Fund because it has gathered a relatively small asset base and, in light of the fact that the Fund was closed effective April 30, 2010, is not likely to grow large enough to be economically viable. (The Fund was closed due to the unforeseen termination of two of the seven AGI underlying funds in which the Fund was designed to invest.) The Manager recommended the Balanced Index Strategy Fund as the Acquiring Fund because the Funds’ have the same investment objective and similar asset allocations. In addition, the Funds’ management fees are the same, and the overall expense ratio of the Acquiring Fund is expected to be lower than that of the Acquired Fund.

The principal investment strategies for the Funds are set forth below.

AGI Select Fund (Acquired Fund):

The Fund’s assets are invested in a combination of Allianz Global Investors (“AGI”) mutual funds (the “AGI Underlying Funds”).

•	AZL NACM International Growth Fund

•	AZL NFJ International Value Fund

•	AZL Allianz AGIC Growth Fund (formerly, AZL OCC Growth Fund)

•	PIMCO VIT CommodityRealReturn™ Strategy Portfolio

•	PIMCO VIT Total Return Portfolio

The composition of the list of AGI Underlying Funds and the exact allocation to each of the AGI Underlying Funds are determined by the Manager in its sole discretion and may be changed at any time. Under normal conditions, 45% – 65% of the Fund’s assets will be allocated to equity investments and 35% – 55% to fixed income investments. Three of the AGI Underlying Funds listed above invest primarily in U.S. or foreign equity securities, one invests primarily in fixed-income securities, and one invests primarily in commodity-linked derivative instruments backed by a portfolio of

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

inflation-indexed securities and fixed-income securities. For purposes of determining the allocation between equity investments and fixed income investments, the Manager will allocate the portfolio assets of the PIMCO VIT CommodityRealReturn™ Strategy Portfolio to the appropriate category based on the characteristics of the assets.

Each of the AGI Underlying Funds is managed by an asset management firm that is a part of Allianz Global Investors. Each of these asset management firms is an affiliate of the Manager since the Manager and each of the asset managers of Allianz Global Investors are under common control.

Principal Investment Strategies for the Balanced Index Strategy Fund (Acquiring Fund):

The Fund is a fund of funds that seeks to achieve its goal by investing primarily in a combination of five underlying index funds (the “Index Strategy Underlying Funds”):

•	AZL Enhanced Bond Index Fund

•	AZL S&P 500 Index Fund

•	AZL Mid Cap Index Fund

•	AZL Small Cap Stock Index Fund

•	AZL International Index Fund

Under normal market conditions, the Fund will allocate 40% – 60% of its assets in the underlying equity index funds and 40% – 60% of its assets in the underlying bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds.

The investment results of the Index Strategy Underlying Funds will vary. As a result, the portfolio management team monitors the allocations to the Index Strategy Underlying Funds daily and periodically adjusts the allocations. The performance and income distributions of each of the Index Strategy Underlying Funds will differ from the performance and income distributions of the underlying funds as a result of small variations in the Fund’s allocations and any cash held in its portfolio.

COMPARISON OF INVESTMENT POLICIES

If shareholders of the Acquired Fund approve the Reorganization, they will be subject to the investment policies of the Acquiring Fund. The Funds have substantially similar investment policies. Other than as described herein, the Manager does not believe that the differences between the investment policies result in any material difference in the way the Funds are managed.

RISK FACTORS

As noted above, the investment objective of each Fund is the same, and the Funds’ principal investment strategies and target asset allocations are similar. Consequently, the principal investment risks of the Funds also are similar. The principal risks of investing in the Funds are shown in the table below. A description of each principal risk follows the table.

Depending upon its assessment of changing market conditions, the Manager at any time may change a Fund’s asset allocations or the underlying funds and other investments in which the Fund invests, which may change the risks associated with the Fund. The fact that a risk is not identified as a principal risk for a particular Fund does not mean that the Fund may not be subject to that risk. The Statement of Additional Information for the Acquiring Fund, which is incorporated by reference in this proxy statement/prospectus, contains additional information on the Acquiring Fund’s permitted investments and investment restrictions.

Risk	AGI Select Fund (Acquired Fund)	Balanced Index Strategy Fund (Acquiring Fund)
Market Risk	X	X
Issuer Risk	X	X
Allocation Risk	X	X
Index Fund Risk		X

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

Foreign Risk	X	X
Interest Rate Risk	X	X
Credit Risk	X	X
Income Risk	X	X
Derivatives Risk	X
Call / Prepayment Risk	X	X
Extension Risk	X	X

•
Market Risk: The market price of securities owned by an underlying fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. The value of an underlying fund’s portfolio may fluctuate to a greater or lesser degree than fluctuations of the general stock market. For those underlying funds that invest in stocks of foreign companies, the value of the underlying fund’s portfolio will be affected by changes in foreign stock markets and the special economic and other factors that might primarily affect stock markets in particular foreign countries and regions. Equity securities generally have greater price volatility than fixed income securities.

•
Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s products or services.

•
Allocation Risk: The risk that the Manager allocates assets in a manner which results in the Fund underperforming other funds with similar investment objectives. For those Funds where the Manager has limited discretion to allocate Fund assets among various underlying investments, the Fund’s allocation structure may cause the Fund to underperform other funds of funds with similar investment objectives. For those Funds where the Manager has discretion to allocate Fund assets among various underlying investments which represent different asset classes, each underlying investment is subject to different levels and combinations of risk, depending on the Fund’s exact asset allocation.

•
Index Fund Risk: The underlying funds use an indexing strategy. The funds do not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the performance of the underlying fund and the performance of the index may be affected by the underlying fund’s expenses, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of underlying fund shares.

•
Foreign Risk: Because the Fund invests underlying funds which invest in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, including the risk of nationalization, expropriation or confiscatory taxation. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the fund’s performance to fluctuate more than if it held only U.S. securities.

•
Interest Rate Risk: Interest rate risk is the chance that the value of the bonds an underlying fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

•
Credit Risk: Credit risk is the chance that the issuer of a debt security will fail to repay interest and principal in a timely manner, reducing the fund’s return. Also, an issuer may suffer adverse changes in financial condition that

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and of the fund’s shares.

•	Income Risk: Income risk is the chance that falling interest rates will cause an underlying fund’s income to decline. Income risk is generally higher for short-term bonds.

•
Derivatives Risk: The Fund may invest directly, or indirectly through underlying funds or affiliated or unaffiliated unregistered investment pools, in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

•
Call / Prepayment Risk: If interest rates fall, it is possible that issuers of callable securities held by an underlying fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in the underlying fund’s income and distributions to shareholders and termination of any conversion option on convertible securities.

•	Extension Risk: When interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated, causing the value of the securities to fall.

PERFORMANCE

Performance information is not presented because neither Fund has had a full calendar year of operations.

TAX CONSEQUENCES

If the separate accounts investing in the Funds and the Contracts are properly structured under the insurance company provisions of the federal income tax law (as the Manager believes is the case), the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners who have a portion of their variable annuity contract allocated to the Funds, regardless of the tax status of the Reorganization.

As a condition to the closing of the Reorganization, the Funds will receive an opinion from Ropes & Gray LLP to the effect that it is more likely than not that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Accordingly, it is more likely than not that no gain or loss will be recognized by the Acquired Fund or its shareholders (i.e., the separate accounts of Allianz Life and Allianz Life of NY) as a result of the Reorganization. Even though the Manager is confident that the Reorganization will not be a taxable event for Contract Owners, as provided in the Plan, the Manager has agreed to indemnify Contract Owners against any taxes imposed on them as a result of a settlement or a final determination that the Reorganization, although treated by the parties as tax-free, in fact was not tax-free.

A substantial portion of the securities held by the Acquired Fund may be disposed of in connection with the Reorganization. This may result in additional portfolio transaction costs to the Acquired Fund and increased distributions to the shareholders (the separate accounts) of the Fund(s).

For more information about the federal income tax consequences of the Reorganization, see the section entitled “Tax Status of the Reorganization.”

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. The table also shows estimated pro forma expenses of the Acquiring Fund assuming the proposed Reorganization had been effective during the most recent fiscal year, adjusted to reflect current fees. The Funds are offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses. The fees and expenses below exclude the costs of the Reorganization. See “Reasons for the Proposed Reorganization and Board Deliberations” for additional information concerning the allocation of the costs of the Reorganization.

TABLE A-2

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

The following table is based on fund assets as of December 31, 2009.

	AGI Select Fund (Acquired Fund)	Balanced Index Strategy Fund (Acquiring Fund)	Balanced Index Strategy Fund – Pro Forma with Acquired Fund
Management Fee	0.05%	0.05%	0.05%(a)
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses(b)	0.15%	0.15%	0.15%
Acquired (Underlying) Fund Fees and Expenses(c)	0.98%	0.63%	0.63%
Total Annual Fund Operating Expenses	1.18%	0.83%	0.83%

(a)
The management fee rate shown reflects what the rate would be under the current management fee schedule for the Acquiring Fund based on the combined assets of the Funds for the fiscal year ended December 31, 2009.

(b)	Other Expenses are based on estimated amounts for the current fiscal year.

(c)	Acquired (Underlying) Fund Fees and Expenses are based upon estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. For each Fund, the example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. This example also shows pro forma expenses of the Acquiring Fund assuming the proposed Reorganization had been in effect for the periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years
AGI Select Fund (Acquired Fund)	$120	$375
Balanced Index Strategy Fund (Acquiring Fund)	$85	$265
Balanced Index Strategy Fund – Pro Forma with Acquired Fund	$85	$265

Portfolio Turnover

A Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From October 26 through December 31, 2009, the Acquired Fund’s portfolio turnover rate was 0.20% of the average value of its portfolio. From July 10 through December 31, 2009, the Acquiring Fund’s portfolio turnover rate was 49.76% of the average value of its portfolio.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

THE REORGANIZATION

Terms of the Reorganization

The Board has approved the Plan, a copy of which is attached as Exhibit A. The Plan provides for the Reorganization on the following terms:

•
The Reorganization is scheduled to occur on the first day that the New York Stock Exchange is open for business following shareholder approval and receipt of any necessary regulatory approvals, but may occur on any later date agreed to by the Acquired Fund and the Acquiring Fund.

•	The Acquired Fund will transfer all of its assets to the Acquiring Fund and, in exchange, the Acquiring Fund will assume the Acquired Fund’s liabilities.

•
The Acquiring Fund will issue shares to the Acquired Fund in an amount equal to the value of the assets that it receives from the Acquired Fund, less the liabilities assumed by the Acquiring Fund in the transaction. These shares will immediately be distributed by the Acquired Fund to its shareholders (the separate accounts) in proportion to their holdings in the Acquired Fund. As a result, shareholders (the separate accounts) of the Acquired Fund will become shareholders of the Acquiring Fund. Contract values that were allocated to subaccounts invested in the Acquired Fund will be allocated to subaccounts investing in the Acquiring Fund.

•	Neither the Acquired Fund nor any Contract Owners whose contract values are allocated to subaccounts investing in the Acquired Fund will pay any sales charge in connection with the Reorganization.

•	The net asset value of the Acquired Fund and the Acquiring Fund will be computed as of 3:00 p.m. Central time, on the closing date.

•	After the Reorganization, the Acquired Fund will be terminated.

Conditions to Closing the Reorganization

The completion of the Reorganization for the Acquired Fund is subject to certain conditions described in the Plan, including:

•
The Acquired Fund will have declared and paid a dividend that will distribute all of the Fund’s taxable income, if any, to the shareholders (the separate accounts) of the Fund for the taxable years ending at or prior to the closing.

•	The Funds will have received any approvals, consents, or exemptions from the SEC or any regulatory body necessary to carry out the Reorganization.

•	An effective registration statement on Form N-14 will be on file with the SEC.

•	The Contract Owners of the Acquired Fund who are eligible to provide voting instructions for the meeting will have approved the Plan.

•
The Acquired Fund will receive an opinion of tax counsel that it is more likely than not that the proposed Reorganization will be tax-free for federal income tax purposes for the Acquired Fund and the Acquiring Fund and for the separate accounts that are the shareholders of the Acquired Fund.

Termination of the Plan

The Plan and the transaction contemplated by it may be terminated and abandoned by resolutions of the Board of Trustees of the Acquired Fund or the Acquiring Fund at any time prior to closing. In the event of a termination, there will be no liability for damages on the part of either the Acquired Fund or the Acquiring Fund, or the trustees, officers, or shareholders of the Acquired Fund or the Acquiring Fund.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

Tax Status of the Reorganization

The exchange of the Acquired Fund’s assets for shares of the Acquiring Fund, and the subsequent distribution of those shares to shareholders of the Acquired Fund and the liquidation of the Acquired Fund, are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of the aforementioned transaction, the Acquired Fund and the Acquiring Fund will receive an opinion of Ropes & Gray LLP, counsel to the Manager, to the effect that, on the basis of existing  provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, it is more likely than not that:

•
The Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund each will qualify as a party to the reorganization within the meaning of Section 368(b) of the Code.

•
Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund;

•
Under Section 362(b) of the Code, the Acquiring Fund's tax basis in the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the Acquired Fund's tax basis immediately prior to the transfer;

•
Under Section 1223(2) of the Code, the Acquiring Fund's holding periods for the assets it receives from the Acquired Fund in the Reorganization will include the Acquired Fund's holding periods for those assets;

•
Under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, or upon the distribution of Acquiring Fund shares by the Acquired Fund to its shareholders in liquidation;

•	Under Section 354 of the Code, no gain or loss will be recognized by Acquired Fund shareholders upon the exchange of their Acquired Fund shares for Acquiring Fund shares;

•
Under Section 358 of the Code, the aggregate tax basis of Acquiring Fund shares an Acquired Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

•
Under Section 1223(1) of the Code, an Acquired Fund shareholder's holding period for the Acquiring Fund shares received in the Reorganization will be determined by including the shareholder's holding period for the Acquired Fund shares exchanged therefor, provided that the shareholder held those Acquired Fund shares as capital assets; and

•
The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

The opinion will be based on certain factual certifications made by officers of the Acquired Fund and of the Acquiring Fund and will also be based on customary assumptions.  The opinion will note and distinguish certain published precedent. It is possible that the Internal Revenue Service (the “IRS”) could disagree with Ropes & Gray LLP’s opinion.  Opinions of counsel are not binding upon the IRS or the courts.

The federal income tax treatment of the Reorganization is not certain.  The opinion will assert that it is more likely than not that the Reorganization will be a tax-free reorganization for federal income tax purposes.  However, the IRS may prevail in an assertion that the Reorganization is a taxable transaction.  If the Reorganization were treated as a taxable event, the Acquired Fund would recognize gain or loss on the sale of its assets to the Acquiring Fund.  In such a case, the Acquiring Fund’s cost basis for each security acquired from the Acquired Fund in the Reorganization would be the fair market value of such security at the time of the Reorganization (rather than the Acquired Fund’s cost basis).  As a result of the Reorganization, the Acquired Fund’s net realized losses and capital loss carryforwards would not be available for use by either Fund. Contract Owners are urged to consult a tax adviser as to the precise tax consequences arising from the Reorganization.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

Certain Tax Consequences

If the separate accounts investing in the Funds and the Contracts are properly structured under the insurance company provisions of the federal income tax law (as the Manager believes is the case), the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners who have a portion of their variable annuity contract allocated to the Funds, regardless of the tax status of the Reorganization. Contract Owners who choose to redeem or exchange their investments by surrendering their contracts or initiating a partial withdrawal, however, may be subject to taxes and a 10% tax penalty. Contract Owners should consult the prospectus or other information provided by the insurance company regarding their Contracts.

Prior to the closing of the Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to their respective separate accounts as shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of the investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing of the Reorganization.

A substantial portion of the securities held by the Acquired Fund may be disposed of in connection with the Reorganization. This could result in additional portfolio transaction costs to the Acquired Fund and increased distributions to the shareholders (the separate accounts) of the Fund(s).

In addition, although it is not expected to affect Contract Owners, as a result of the Reorganization each Fund may lose the benefit of certain tax losses that could have been used to offset or defer the distribution of future gains of the combined fund.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any Contract Owner.  Contract Owners are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization in light of their individual circumstances, and as to the applicability and effect of state, local, non-U.S. and other tax laws.

Reasons for the Proposed Reorganization and Board Deliberations

The Board believes that the proposed Reorganization will be advantageous to shareholders of the Acquired Fund based on its consideration of the following matters:

•	Terms and Conditions of the Reorganization. The Board considered the terms and conditions of the Reorganization as described in the previous paragraphs.

•	Tax Consequences. The Board considered the tax consequences of the Reorganization for Contract Owners and for the Funds, as set forth in the section “Tax Status of the Reorganization,” above.

•
Continuity of Investment. The Board considered the compatibility of the Funds and the degree of similarity between the investment objectives and the principal investment strategies for the Funds. The Board considered the fact that the Funds have the same investment objective and comparable investment policies, but that the Funds have different investment strategies to the extent that the Acquired Fund invests primarily in actively-managed underlying funds, while the Acquiring Fund invests primarily in passively-managed underlying index funds.

•
Expense Ratios. The Board considered the relative expenses of the Funds. The total operating expense ratio for the Acquiring Fund is lower than the total operating expense ratio for the Acquired Fund as of the end of the most recent fiscal year. The contractual management fee for each Fund is the same and does not include any breakpoints. The Acquiring Fund’s Other Expenses and Acquired (Underlying) Fund Fees and Expenses are lower than those of the Acquired Fund. The Board considered the fact that, in sum, shareholders of the Acquired Fund may expect to incur lower overall fund expenses following the Reorganization.

The Board also considered the possibility that both higher aggregate net assets resulting from the Reorganization and the opportunity for net cash inflows, or reduced outflows, may reduce the risk that, if net assets of the Acquired Fund fail to grow, or even diminish, the Acquired Fund’s total expense ratios could rise from current levels as fixed expenses become a larger percentage of net assets. The Board noted that both Funds are subject to expense limitation agreements, which will remain in place through at least April 30, 2011, and limit operating expenses (excluding certain Fund expenses such as Acquired (Underlying) Fund Fees and Expenses) to 0.20%. The Board considered the fact that the Acquired Fund currently operates with expenses at the expense cap and receives fee waivers from the Manager, but that the Acquiring Fund does not. The Board also considered the fact that, because the Acquired Fund is at its expense cap, the Acquired Fund’s expenses in the Reorganization will be absorbed by the Manager through the

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

      expense limitation agreement, and that the Manager has agreed to pay for the Acquiring Fund’s expenses in the Reorganization. As a result, the Manager will bear all of the expenses associated with Reorganization.

•
Economies of Scale. The Board considered the advantage of combining Funds with comparable investment objectives. The Board believes that the combined Fund should have a better opportunity to take advantage of economies of scale and better prospects for growth than the Acquired Fund. Furthermore, as indicated above, fixed expenses, such as audit expenses and accounting expenses that are charged on a per fund basis, may be reduced. The Board also recognized that, due to the relatively small size of the Acquired Fund, the assets gained by the Acquiring Fund in the Reorganization may not substantially impact the economies of scale of the Acquiring Fund; the Acquiring Fund’s assets are expected to grow less than 10% in the Reorganization. Consequently, shareholders of the Acquiring Fund may not materially benefit from the Reorganization in the same way as the shareholders of the Acquired Fund. However, the Board also recognized that the Manager has agreed to pay all of the Acquiring Fund’s expenses in the Reorganization; the Board therefore concluded that the shareholders of the Acquiring Fund will not be harmed in the transaction.

•
Costs. The Board noted that, because the Acquired Fund is at its expense cap, the Acquired Fund’s expenses in the Reorganization will be absorbed by the Manager through the expense limitation agreement, and that the Manager has agreed to pay for the Acquiring Fund’s expenses in the Reorganization. As a result, the Manager will bear all of the expenses associated with Reorganization, including expenses associated with printing and mailing communications to Contract Owners and other expenses of the Reorganization, including accounting, legal, and custodial expenses, and any transaction costs related to repositioning of the Acquiring Fund’s portfolios after the Reorganization.

•
Dilution. The Board considered the fact that the Reorganization will not dilute the interests of the current Contract Owners with contract values allocated to subaccounts investing in the Acquired Fund because it would be effected on the basis of the relative net asset value per share of the Acquired Fund and the Acquiring Fund, respectively. Thus, subaccounts holding shares of the Acquired Fund will receive shares of the Acquiring Fund equal in value to their shares in the Acquired Fund.

•
Performance and Other Factors. The Board considered the relative performance records of the Funds and noted that neither Fund has accumulated any significant track record; the Acquired Fund commenced operations on October 23, 2009, and the Acquiring Fund commenced operations on July 10, 2009. Therefore, the Board also considered the overall track record of the Manager in managing other funds of funds and considered the fact that the Funds have the same investment objective and similar investment strategies and policies.

•
Potential Effects on the Manager. The Board also considered the potential benefits from the Reorganization that could be realized by the Manager. The Board recognized that the potential benefits to the Manager include economies of scale and the elimination of expenses incurred in duplicative efforts to administer separate funds. The Board also noted that the proposed Reorganization would affect the amount of the management fee that the Manager retains after taking into account the expense limitation agreements. Because the Acquired Fund currently operates with expenses at the expense cap contained in its expense limitation agreement, the Manager is waiving its management fee. It is expected that, following the Reorganization, the Acquiring Fund will operate with expenses below the expense cap contained in its expense limitation agreement and that, therefore, the Manager will be entitled to retain all of its management fee (5 bps). The Board also noted, however, that shareholders of the Acquired Fund will benefit over time from any long-term decrease in overall operating expense ratios resulting from the proposed Reorganization.

Each Trustee carefully considered the factors described above and evaluated the merits of the Reorganization in accordance with his or her own experience and business judgment. Although each Trustee independently formed his or her own judgment on the proposed Reorganization, the Board accepted the Manager’s analysis that the Acquired Fund had not reached a size at which it could expect to realize economies of scale and that, in light of the closure of the Acquired Fund, it was not likely to reach such a size.

The Board recognized that, while the investment objectives of the Funds are the same, there are differences between the investment strategies employed by the Funds, insofar as the Acquired Fund invests primarily in actively-managed underlying funds, while the Acquiring Fund invests primarily in underlying index funds. However, the Board accepted the Manager’s analysis that the Balanced Index Strategy Fund has an investment approach comparable to that of the Acquired Fund. In addition, the Board agreed with the Manager that the shareholders of the Acquired Fund would benefit from the Reorganization due to the lower overall fund expenses of the Acquiring Fund. The Board also accepted the Manager’s analysis that the shareholders of the Acquiring Fund would not be harmed by the Reorganization.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

Board Determinations

After considering the factors described above and other relevant information at an in-person meeting held on June 8 and 9, 2010, the Board of Trustees of the Acquired Fund, including a majority of the independent Board members found that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing Contract Owners with contract values allocated to subaccounts investing in the Acquired Fund would not be diluted as a result of the Reorganization.

The Board of Trustees of the Acquiring Fund approved the Plan at the meeting held on June 8 and 9, 2010. Among other factors, the Board members considered the terms of the Plan, the provisions intended to avoid the dilution of Contract Owners’ interests, and the anticipated tax consequences of the Reorganization. The Board found that participation in the Reorganization would not harm shareholders of the Acquiring Fund and that the interests of existing Contract Owners with contract values allocated to subaccounts investing in the Acquiring Fund will not be diluted as a result of the Reorganization.

Recommendation and Vote Required

The Board recommends that Contract Owners who are entitled to vote at the meeting approve the proposed Plan. Approval of the Plan requires the affirmative vote, in person or by proxy, of a majority of the voting power of the outstanding shares of the Acquired Fund as the record date, July 30, 2010. Each share is entitled to one vote for each dollar, and a fractional vote for each fraction of a dollar, of net asset value per share held by a shareholder on the record date. If the Plan is not approved, the Board will consider what further action should be taken.

If shareholder approval is obtained, the Reorganization is scheduled to be effective on or about October 15, 2010.

SECTION B — Proxy Voting and Shareholder Meeting Information

A special meeting of shareholders of the Acquired Fund will be held as specified in the Notice of Special Meeting that accompanies this proxy statement/prospectus. At the meeting, shareholders (the separate accounts) will vote their shares of the Acquired Fund. You have the right to instruct Allianz Life and Allianz Life of NY (together, “Allianz”) on how to vote the shares of the Acquired Fund held under your Contract. Unless you plan to attend the Meeting and vote in person, your voting instructions must be received (by mail, phone or Internet) no later than 4:00 p.m. Central time on the day prior to the Meeting.

The number of Fund shares for which you may provide instructions will be based on the dollar amount of Fund shares that you own beneficially through the subaccount accumulation units and/or annuity units in your Contract on the record date. Each accumulation unit or annuity unit represents a specified dollar value and a specified number of Fund shares. For each dollar of value, the Contract Owner is permitted to vote one Fund share. We count fractional votes. If you execute and return your voting instruction form, but do not provide voting instructions, Allianz will vote the shares underlying your Contract in favor of the proposal described above. Allianz will vote any shares for which it does not receive a voting instruction form, and any shares which it or its affiliates hold for their own account, in proportionately the same manner as shares for which it has received voting instructions. Allianz will not require voting instructions for a minimum number of shares, and therefore a small number of shareholders could determine the outcome of any proposal.

For the Meeting to proceed, there must be a quorum. This means that at least 25% of a Fund’s shares must be represented at the Meeting either in person or by proxy. Because Allianz is the only shareholder of the Funds, its presence at the Meeting in person or by proxy will meet the quorum requirement.

You may revoke your voting instructions up until 4:00 p.m. Central time on the day prior to the Meeting by giving written notice to Allianz prior to that time by mail to Allianz Variable Insurance Products Fund of Funds Trust, c/o Advisory Management, A 3-825, 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, or by executing and returning to Allianz a voting instruction form with a later date. You may also attend the Meeting and vote in person. If you need a new voting instruction form, please call the Acquired Fund at 1-800-950-5872 ext. 35857, and a new voting instruction form will be sent to you. If you return an executed form without voting instructions, your shares will be voted “FOR” the proposal.

The Acquired Fund is responsible to pay all costs of solicitation, including the cost of preparing and mailing the Notice of a Special Meeting of shareholders and this proxy statement/prospectus to Contract Owners. However, because the

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

Acquired Fund currently operates with expenses at the expense cap contained in its expense limitation agreement, the Acquired Fund’s expenses in the Reorganization, including the costs of solicitation, will be absorbed by the Manager through the expense limitation agreement. Representatives of the Manager, without cost to the Acquired Fund, also may solicit voting instructions from Contract Owners by means of mail, telephone, or personal calls.

Dissenters’ Rights of Appraisal. There are no appraisal or dissenters’ rights for shareholders of the Acquired Fund. Delaware law does not grant beneficiaries of statutory trusts who dissent from approval of the Reorganization the right to demand an appraisal for their interests and payment of their fair cash value. As a result, shareholders who object to the Reorganization do not have a right to demand a different payment for their shares of beneficial interest.

Other Matters. Management of the Funds knows of no other matters that may properly be, or that are likely to be, brought before the Meeting. However, if any other business shall properly come before the Meeting, the persons named on the voting instruction form intend to vote thereon in accordance with their best judgment.

Adjournment. In the event that voting instructions received by the time scheduled for the meeting are not sufficient to approve the Reorganization, representatives of Allianz may move for one or more adjournments of the meeting for a period of not more than 120 days in the aggregate to allow further solicitation of voting instructions on the proposals. Any adjournment requires the affirmative vote of a majority of the voting power of the shares present at the meeting. Representatives of Allianz will vote in favor of adjournment. The Acquired Fund is responsible to pay the costs of any additional solicitation and of any adjourned meeting, although, in light of the expense limitation agreement, the Manager ultimately will absorb any such costs. A shareholder vote may be taken on one or more of the items in this proxy statement prior to adjournment if sufficient voting instructions have been received.

SECTION C — Capitalization, Ownership of Fund Shares and Other Fund Information

In this section reference to the “Fund” is a reference to the Acquiring Fund and the Acquired Fund.

This section contains the following information about the Funds:

Table	Content

(all information is shown for the fiscal year ended December 31, 2009, unless noted otherwise)

C-1	Actual and pro forma capitalization of the Acquired Fund and the Acquiring Fund

C-2	Actual and pro forma ownership of Fund shares

CAPITALIZATION

The following table shows the capitalization of the Funds at December 31, 2009, and on a pro forma basis, assuming the proposed Reorganization had taken place.

TABLE C-1. Actual and Pro Forma Capitalization of the Acquired Fund and the Acquiring Fund

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
AGI Select Fund (Acquired Fund)*	$3,061,158	$10.17	300,997
Balanced Index Strategy Fund (Acquiring Fund)	$137,067,122	$11.43	11,995,044
Adjustments	--	--	(33,130)**
Balanced Index Strategy Fund - Pro Forma with the Acquired Fund	$140,128,280	$11.43	12,262,911

*
The number of Fund shares for which you may provide instructions will be based on the dollar amount of Acquired Fund shares that you own beneficially through the subaccount accumulation units and/or annuity units in your Contract on the record date.

**	The adjustment to shares outstanding represents the impact as a result of the shares being issued by the Acquiring Fund to the Acquired Fund shareholders.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

OWNERSHIP OF FUND SHARES

The following table provides information on shareholders who owned more than 5% of each Fund’s outstanding shares at the record date. At the record date, officers and directors of the Fund as a group owned less than 1% of the outstanding shares of the Fund. [TO BE COMPLETED]

TABLE C-2. Actual and Pro Forma Ownership of Fund Shares

Fund	5% Owners	Percent of Shares Held	Percent of Shares Held Following the Reorganization
AGI Select Fund	Allianz Life Variable Account B	%	N/A
	Allianz Life Variable Account C	%	N/A
Balanced Index Strategy Fund	Allianz Life of North America	%	%
	Allianz Life Variable Account B	%	%

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

EXHIBIT A —AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of June 10, 2010, (the “Agreement”) is by and among the Allianz Variable Insurance Products Fund of Funds Trust (the “FOF Trust” or the “Selling Trust”), a Delaware statutory trust, on behalf of its series, the AZL Allianz Global Investors Select Fund (the “Acquired Fund”), and the same statutory trust (in this role, the “Buying Trust”) on behalf of its series, the AZL Balanced Index Strategy Fund (the “Acquiring Fund”), and, solely for the purposes of Sections 11 and 13 of the Agreement, Allianz Investment Management LLC (the “Manager”).

In consideration of their mutual promises, the parties agree as follows:

1.
Shareholder Approval. The Acquired Fund will call a meeting of its shareholders for the purpose of approving the Agreement and the transactions it contemplates (such transactions are referred to hereinafter as the “Reorganization”). The Acquiring Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the Acquired Fund. Certain separate accounts of Allianz Life Insurance Company of North America (“Allianz Life”) and Allianz Life Insurance Company of New York  (“Allianz Life of NY”) that fund variable annuity contracts (“Contracts”) are the sole shareholders of the Acquired Fund and the Acquiring Fund.

2.	Reorganization.

a.
Plan of Reorganization. The Reorganization is intended to qualify as a “reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). At the Closing (as defined below), the Selling Trust will convey all of the assets of the Acquired Fund to the Acquiring Fund. The Acquiring Fund will assume all liabilities of the Acquired Fund. At the Closing, the Buying Trust will deliver shares of the Acquiring Fund, including fractional shares, to the Selling Trust. The number of shares will be determined by dividing the aggregate net asset value of the shares of the Acquired Fund, computed as described in Section 3(a), by the net asset value of one share of the Acquiring Fund, computed as described in Section 3(b). The Acquired Fund will not pay a sales charge on the receipt of Acquiring Fund shares in exchange for the assets of the Acquired Fund. In addition, the separate account shareholders of the Acquired Fund will not pay a sales charge on distribution to them of shares of the Acquiring Fund.

b.
Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the “Closing”) will occur on the first day on which the New York Stock Exchange (the “NYSE”) is open for business following approval of contract owners of the Acquired Fund and receipt of all necessary regulatory approvals, or such later date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date of the Closing or at such other time as an authorized officer of the FOF Trust shall determine (the “Effective Time”).

3.	Valuation.

a.
The aggregate net asset value of the shares of the Acquired Fund will be computed as of the close of regular trading on the NYSE on the day of Closing (the “Valuation Date”) using the valuation procedures in the Acquired Fund’s prospectus.

b.
The net asset value per share of shares of the Acquiring Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in the Acquiring Fund’s prospectus.

c.
At the Closing, the Acquired Fund will provide the Acquiring Fund with a copy of the computation showing the valuation of the aggregate net asset value of the shares of the Acquired Fund on the Valuation Date. The Acquiring Fund will provide the Acquired Fund with a copy of the computation showing the determination of the net asset value per share of shares of the Acquiring Fund on the Valuation Date.

4.	Liquidation and Dissolution of the Acquired Fund.

a.
As soon as practicable after the Valuation Date, the Selling Trust will liquidate the Acquired Fund and distribute shares of the Acquiring Fund to the Acquired Fund’s shareholders of record. The Acquiring Fund will establish shareholder accounts in the names of each Acquired Fund shareholder, representing the respective pro rata number of full and fractional shares of the Acquiring Fund due to each shareholder. All issued and outstanding

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

        shares of the Acquired Fund will simultaneously be canceled on the books of the Selling Trust. The Acquiring Fund or its transfer agent will establish shareholder accounts in accordance with instructions from the Selling Trust.

b.	Immediately after the Valuation Date, the share transfer books of the Selling Trust relating to the Acquired Fund will be closed and no further transfer of shares will be made.

c.
Promptly after the distribution, the Acquiring Fund or its transfer agent will notify each shareholder of the Acquired Fund of the number of shares distributed to the shareholder and confirm the registration in the shareholder’s name.

d.	As promptly as practicable after the liquidation of the Acquired Fund, and in no event later than twelve months from the date of the Closing, the Acquired Fund will be dissolved.

5.	Representations, Warranties, and Covenants of the Buying Trust. The Buying Trust represents and warrants to the Acquired Fund as follows:

a.
Organization, Existence, Registration as Investment Company. The Buying Trust is a statutory trust duly organized, validly existing, and in good standing under the laws of the state of Delaware; has the power to carry on its business as it is now being conducted; and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, management investment company. The Acquiring Fund is a series of the Buying Trust.

b.
Capitalization. The Buying Trust has authorized capital of an unlimited number of shares of beneficial interest. All of the outstanding shares of beneficial interest have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquiring Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

c.
Financial Statements. The audited financial statements of the Acquiring Fund as of the end of the last fiscal year and the subsequent unaudited semi-annual financial statements, if any (the “Acquiring Fund Financial Statements”), fairly present the financial position of the Acquiring Fund, and the results of its operations and changes in its net assets for the periods shown.

d.
Shares to Be Issued upon Reorganization. The shares of beneficial interest to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid, and non-assessable.

e.
Authority Relative to the Agreement. The Buying Trust has the power to enter into and carry out the obligations described in this Agreement. This Agreement and the transactions contemplated by it have been duly authorized by the Board of Trustees of the Buying Trust, and no other proceedings by the Buying Trust or the Acquiring Fund are necessary under the Buying Trust’s Agreement and Declaration of Trust or By-Laws (the “Governing Documents”).

f.
No Violation. The Buying Trust is not in violation of its Governing Documents or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Acquiring Fund is subject. The transactions will not result in any violation of the provisions of the Governing Documents or any law, administrative regulation, or administrative or court decree applicable to the Acquiring Fund.

g.	Liabilities. There are no liabilities of the Acquiring Fund other than:

(1)	liabilities disclosed in the Acquiring Fund Financial Statements,

(2)	liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or

(3)	liabilities previously disclosed to the Acquired Fund, none of which has been materially adverse to the business, assets, or results of operation of the Acquiring Fund.

h.
Litigation. There is no litigation, administrative proceeding, or investigation before any court or governmental body currently pending or, to the knowledge of the Acquiring Fund, threatened, that would materially and adversely affect the Acquiring Fund, its financial condition, or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree, or judgment.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

i.
Contracts. Except for contracts and agreements previously disclosed to the Selling Trust, the Acquiring Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit.

j.
Taxes. The Acquiring Fund has qualified as a regulated investment company as defined in Subchapter M of the Code with respect to each taxable year since commencement of its operations and will qualify as a regulated investment company at all times through the Closing. As of the Closing, the Acquiring Fund will (i) have timely filed all federal and other tax returns and reports that have been required to be filed and such returns and reports have been true, accurate, and complete, (ii) have paid or provided for payment of all federal and other taxes required to be shown as due on such returns or on any assessments received, (iii) except as disclosed to the Acquired Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, (iv) except as disclosed to the Acquired Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, and (v) for all taxable years and all applicable quarters of the Acquiring Fund from the date of its inception, the assets of the Acquiring Fund have been sufficiently diversified that each segregated asset account investing all its assets in the Acquiring Fund was adequately diversified within the meaning of Section 817(h) of the Code and applicable regulations thereunder.

k.
Registration Statement. The Acquiring Fund will file a registration statement on Form N-14 (the “Registration Statement”) with the Securities and Exchange Commission under the Securities Act of 1933 (the “1933 Act”) relating to the shares of beneficial interest to be issued in the Reorganization. At the time that the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meetings, and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection applies to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Acquired Fund for use in the Registration Statement.

6.	Representations, Warranties and Covenants of the Selling Trust.

The Selling Trust represents and warrants to the Acquiring Fund as follows:

a.
Organization, Existence, Registration as Investment Company. The Selling Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the state of Delaware; has the power to carry on its business as it is now being conducted; and is registered under the 1940 Act as an open-end, management investment company. The Acquired Fund is a series of the Selling Trust.

b.
Capitalization. The Selling Trust has authorized capital of an unlimited number shares of beneficial interest. All of the outstanding shares of beneficial interest have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquired Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

c.
Financial Statements. The audited financial statements of the Acquired Fund as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the “Acquired Fund Financial Statements”), fairly present the financial position of the Acquired Fund, and the results of its operations and changes in its net assets for the periods shown.

d.
Authority Relative to the Agreement. The Selling Trust has the power to enter into and to carry out its obligations under this Agreement. This Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors of the Selling Trust, the shareholders meetings referred to in Section 6(k) will be called and held, and no other proceedings by the Selling Trust or the Acquired Fund are necessary under the Selling Trust’s Governing Documents.

e.
No Violation. The Selling Trust is not in violation of its Agreement and Declaration of Trust or By-Laws (the “Governing Documents”) or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Acquired Fund is subject. The transactions will not result in any violation of the provisions of the Governing Documents or any law, administrative regulation, or administrative or court decree applicable to the Acquired Fund.

f.	Liabilities. There are no liabilities of the Acquired Fund other than:

(1)	liabilities disclosed in the Acquired Fund Financial Statements,

(2)	liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

(3)	liabilities previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets, or results of operation of the Acquired Fund.

g.
Litigation. There is no litigation, administrative proceeding, or investigation before any court or governmental body currently pending or, to the knowledge of the Acquired Fund, threatened, that would materially and adversely affect the Acquired Fund, its financial condition, or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and the Acquired Fund is not a party to or subject to the provisions of any order, decree, or judgment.

h.
Contracts. Except for contracts and agreements previously disclosed to the Buying Trust, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit.

i.
Taxes. The Acquired Fund has qualified as a regulated investment company as defined in Subchapter M of the Code with respect to each taxable year since commencement of its operations and will qualify as a regulated investment company at all times through the Closing. As of the Closing, the Acquired Fund will (i) have timely filed all federal and other tax returns and reports that have been required to be filed and all such returns and reports are true, accurate, and complete, (ii) have paid or provided for payment of all federal and other taxes required to be shown as due on such returns or on any assessments received, (iii) except as disclosed to the Acquiring Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, (iv) except as disclosed to the Acquiring Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, and (v) for all taxable years and all applicable quarters of the Acquired Fund from the date of its inception, the assets of the Acquired Fund have been sufficiently diversified that each segregated asset account investing all its assets in the Acquired Fund was adequately diversified within the meaning of Section 817(h) of the Code and applicable regulations thereunder.

j.
Fund Securities. All securities listed in the schedules of investments of the Acquired Fund as of the Closing will be owned by the Acquired Fund free and clear of any encumbrances, except as indicated in the schedule.

k.
Shareholders’ Meetings; Registration Statement. The Acquired Fund will call and hold a shareholders’ meeting at which its shareholders will consider and act upon the transactions contemplated by this Agreement. The Acquired Fund will cooperate with the Acquiring Fund and will furnish information relating to the Selling Trust and the Acquired Fund required in the Registration Statement. At the time that the Registration Statement becomes effective, at the time of the shareholders’ meeting, and at the Closing, the Registration Statement, as it relates to the Selling Trust or the Acquired Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Selling Trust or the Acquired Fund for use in the Registration Statement.

7.	Conditions to Obligations of the Buying Trust. The obligations of the Buying Trust with respect to the Reorganization are subject to the satisfaction of the following conditions:

a.
Contract Owner Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of the Acquired Fund shares entitled to vote. The separate accounts of Allianz Life and Allianz Life of NY that fund the Contracts are the owners of record of the Acquired Fund shares; however, the owners of the Contracts (“Contract Owners”), as beneficial owners of the Acquired Fund shares held by the separate accounts, will have the opportunity to instruct Allianz Life and Allianz Life of NY on how to vote the shares held by the separate accounts.

b.
Representations, Warranties, and Agreements. The Selling Trust and the Acquired Fund will have complied with this Agreement, and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Selling Trust will provide a certificate to the Acquiring Fund confirming that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties, or assets of the Acquired Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Selling Trust, and delivered to the Acquiring Fund on or prior to the last business day before the Closing. A decline in the value of the securities owned by the Acquired Fund will not constitute a “material adverse change” for purposes of the foregoing sentence.

c.	Regulatory Approvals.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

(1)	The Registration Statement referred to in Section 5(k) will be effective, and no stop orders under the 1933 Act will have been issued.

(2)	All necessary approvals, consents, and exemptions from federal and state regulatory authorities will have been obtained.

d.
Opinion of Counsel. The Buying Trust will have received an opinion of counsel for the Selling Trust, dated as of the Closing, to the effect that (i) the Selling Trust is a statutory trust duly organized and validly existing under the laws of the state of Delaware and is an open-end investment company registered under the 1940 Act; (ii) the Acquired Fund is a series of the Selling Trust; (iii) this Agreement and the Reorganization have been duly authorized and approved by all requisite action of the Selling Trust and the Acquired Fund, and this Agreement has been duly executed by, and is a valid and binding obligation of, the Selling Trust.

e.
Declaration of Dividend. The Acquired Fund, prior to the Closing, will have declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund (i) all of the excess of (x) the Acquired Fund’s investment income excludable from gross income under Section 103 of the Code over (y) the Acquired Fund’s deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Acquired Fund’s investment company taxable income as defined in Section 852 of the Code (in each case computed without regard to any deduction for dividends paid) and (iii) all of the Acquired Fund’s net capital gain realized (after reduction for any capital loss carryover), in each case for the current taxable year (which will end on the Closing date) and any preceding taxable years for which such a dividend is eligible to be made under Section 855 of the Code.

8.	Conditions to Obligations of the Selling Trust. The obligations of the Selling Trust with respect to the Reorganization are subject to the satisfaction of the following conditions:

a.
Contract Owner Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Acquired Fund shares entitled to vote. The separate accounts of Allianz Life and Allianz Life of NY that fund the Contracts are the owners of record of the Acquired Fund shares; however, the owners of the Contracts (“Contract Owners”), as beneficial owners of the Acquired Fund shares held by the separate accounts, will have the opportunity to instruct Allianz Life and Allianz Life of NY on how to vote the shares held by the separate accounts.

b.
Representations, Warranties, and Agreements. The Acquiring Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Buying Trust will provide a certificate to the Acquired Fund confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties, or assets of the Acquiring Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Buying Trust, and delivered to the Acquired Fund on or prior to the last business day before the Closing. A decline in the value of the securities owned by the Acquiring Fund will not constitute a “material adverse change” for purposes of the foregoing sentence.

c.	Regulatory Approvals.

(1)	The Registration Statement referred to in Section 5(k) will be effective and no stop orders under the 1933 Act will have been issued.

(2)	All necessary approvals, consents, and exemptions from federal and state regulatory authorities will have been obtained.

d.
Opinion of Counsel. The Selling Trust will have received the opinion of counsel for the Buying Trust, dated as of the Closing, to the effect that (i) the Buying Trust is a statutory trust duly organized and validly existing under the laws of the state of Delaware and is an open-end investment company registered under the 1940 Act; (ii) the Acquiring Fund is a series of the Buying Trust; (iii) this Agreement and the Reorganization have been authorized and approved by all requisite action of the Buying Trust and the Acquiring Fund, and this Agreement has been duly executed by, and is a valid and binding obligation of, the Buying Trust; and (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid, and non-assessable shares of the Acquiring Fund.

9.    Further Conditions to the Obligations of the Buying Trust and the Selling Trust. As a further condition to the obligations of the Buying Trust and the Selling Trust hereunder, the Buying Trust and the Selling Trust shall have received the opinion of Ropes & Gray LLP addressed to the FOF Trust on behalf of both the Acquired Fund and the

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

Acquiring Fund, dated as of the date of the Closing, and based in part on representations to be furnished by the FOF Trust on behalf of the Acquired Fund and the Acquiring Fund, substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, it is more likely than not that:

a.
The Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund each will qualify as a party to the reorganization within the meaning of Section 368(b) of the Code.

b.
Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of Acquired Fund in exchange for the Acquiring Fund shares received in the Reorganization (“Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund;

c.
Under Section 362(b) of the Code, the Acquiring Fund's tax basis in the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the Acquired Fund's tax basis immediately prior to the transfer;

d.
Under Section 1223(2) of the Code, the Acquiring Fund's holding periods for the assets it receives from the Acquired Fund in the Reorganization will include the Acquired Fund's holding periods for those assets;

e.
Under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, or upon the distribution of Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation;

f.	Under Section 354 of the Code, no gain or loss will be recognized by Acquired Fund shareholders upon the exchange of their Acquired Fund shares for Acquiring Fund Shares;

g.
Under Section 358 of the Code, the aggregate tax basis of Acquiring Fund Shares an Acquired Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

h.
Under Section 1223(1) of the Code, an Acquired Fund shareholder's holding period for Acquiring Fund Shares received in the Reorganization will be determined by including the shareholder's holding period for the Acquired Fund shares exchanged therefor, provided that the shareholder held those Acquired Fund shares as capital assets; and

i.
The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

The opinion will note and distinguish certain published precedent.

10.	Amendment; Termination; Non-Survival of Covenants, Warranties and Representations.

a.
This Agreement may be amended in writing if authorized by the Boards of Trustees. The Agreement may be amended at any time before or after approval by the shareholders of the Acquired Fund, but after shareholder approval, no amendment shall be made that substantially changes the terms of Sections 2 or 3.

b.
At any time prior to the Closing, any of the parties may waive in writing (i) any inaccuracies in the representations and warranties made to it and (ii) compliance with any of the covenants or conditions made for its benefit. However, neither party may waive the requirement to obtain shareholder approval.

c.
The Selling Trust may terminate this Agreement at any time prior to the Closing by notice to the Buying Trust if a material condition to its performance or a material covenant of the Buying Trust on behalf of the Acquiring Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Buying Trust on behalf of the Acquiring Fund and is not cured.

d.
The Buying Trust may terminate this Agreement at any time prior to the Closing by notice to the Selling Trust if a material condition to its performance or a material covenant of the Selling Trust on behalf of the Acquired Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Selling Trust on behalf of the Acquired Fund and is not cured.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

e.
This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of the Acquired Fund, without any liability on the part of either party or its respective trustees, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of the close of business on December 31, 2010, or a later date agreed upon by the parties, if the Closing has not taken place on or prior to that date.

f.	The representations, warranties, and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.

11.
Expenses. All fees paid to governmental authorities for the registration or qualification of Acquiring Fund Shares and all transfer agency costs related to the shares of Acquiring Fund Shares shall be allocated to the Manager. All fees and expenses related to printing and mailing communications to shareholders and beneficial owners of shares of the Acquired Fund shall be allocated to the Acquired Fund. All of the other expenses of the transactions required for the Reorganization, including without limitation, accounting, legal, and custodial expenses, shall be allocated equally between the Acquired Fund and the Manager. The expenses specified in this Section shall be borne by the Fund to which they are allocated, except that any expenses that otherwise would be borne by the Acquiring Fund shall be borne instead by the Manager.

12.	General.

a.
Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.

b.	Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

13. Indemnification. Each party will indemnify and hold the other and its officers and trustees (each an “Indemnitee”) harmless from and against any liability or other cost and expense, in connection with the defense or disposition of any action, suit, or other proceeding, before any court or administrative or investigative body in which the Indemnitee may be involved as a party, with respect to actions taken under this Agreement. However, no Indemnitee will be indemnified against any liability or expense arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Indemnitee’s position.

In addition, the Manager hereby agrees to indemnify and hold harmless each shareholder of record and each beneficial owner of Acquired Fund shares, each shareholder of record and each beneficial owner of Acquiring Fund shares, the Acquired Fund, the Acquiring Fund, and the Trust (each an "Interested Party") from and against any taxes, penalties and interest imposed upon them as a result of (i) a settlement with the Internal Revenue Service, (ii) an administrative determination that the Acquiring Fund chooses not to appeal, or (iii) a final determination by a court of competent jurisdiction, that the Reorganization does not qualify as a "reorganization" under section 368(a)(1) of the Code. However, no Interested Party will be indemnified as described in this paragraph unless the settlement or the decision not to proceed with an appeal is first approved by the Manager.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be signed.
ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

on behalf of AZL Allianz Global Investors Select Fund

By /s/ Jeffrey W. Kletti

Jeffrey W. Kletti

President

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

on behalf of AZL Balanced Index Strategy Fund

By /s/ Jeffrey W. Kletti

Jeffrey W. Kletti

President

The undersigned is a party to this Agreement for purposes of Sections 11 and 13 only.

ALLIANZ INVESTMENT MANAGEMENT LLC

By /s/ Brian Muench

Brian Muench

Vice President

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Proxy Statement/Prospectus ♦ August __, 2010

PART B:

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets of

AZL® Allianz Global Investors Select Fund

By and in Exchange for Shares of

AZL® Balanced Index Strategy Fund

EACH A “FUND” OF
ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
(THE “TRUST)
August __, 2010

This Statement of Additional Information relates specifically to the reorganization of the AZL Allianz Global Investors Select Fund, a series of the Trust (the “Acquired Fund”), into the AZL Balanced Index Strategy Fund, also a series of the Trust (the “Acquiring Fund”).  Pursuant to this reorganization the Acquiring Fund would acquire all of the assets of the Acquired Fund, and the Acquiring Fund shares would be distributed proportionately by the Acquired Fund to the holders of its shares in complete liquidation of the Acquired Fund.

This Statement of Additional Information is not a prospectus.  A Proxy Statement/Prospectus dated August __, 2010, relating to the matters referenced above may be obtained without charge by writing the Trust at 3-825, 5701 Golden Hills Drive, Minneapolis MN 55416, or by calling toll free 1-800-624-0197. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

TABLE OF CONTENTS PAGE

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE ACQUIRED FUND2

FINANCIAL INFORMATION                                                                                                                            2

PRO FORMA FINANCIAL STATEMENTS                                                                                                    3

PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS                                           9

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Statement of Additional Information

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE ACQUIRED FUND

This Statement of Additional Information is accompanied by the following document, which contains additional information about the Acquiring Fund and the Acquired Fund and which is incorporated by reference herein:

Statement of Additional Information dated April 30, 2010, of Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) in the form filed by the Trust with the Securities and Exchange Commission (the “SEC”) on April 28, 2010, pursuant to Rule 485 (Registration Nos. 333-119867 and 811-21624), EDGAR Accession Number 0001301708-10-000006.

FINANCIAL INFORMATION

Historical financial information regarding the Acquiring Fund and the Acquired Fund is included in the following documents, which accompany this Statement of Additional Information and which are incorporated by reference herein.

Acquiring Fund

The AZL® Balanced Index Strategy Fund’s Annual Report for the fiscal year ended December 31, 2009, in the form N-CSR filed by the Trust with the SEC on March 5, 2010, EDGAR Accession Number 0000950123-10-021448.

Acquired Fund

The AZL® Allianz Global Investors Select Fund’s Annual Report for the fiscal year ended December 31, 2009, in the form N-CSR filed by the Trust with the SEC on March 5, 2010, EDGAR Accession Number 0000950123-10-021448.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Statement of Additional Information

2

 PRO FORMA FINANCIAL STATEMENTS

Set forth on the following pages are pro forma financial statements presented to show the effect of the proposed acquisition of the Acquired Fund by the corresponding Acquiring Fund as if such acquisition had taken place as of the close of business on December 31, 2009.

AZL Balanced Index Strategy Fund	AZL Allianz
Statements of Assets and Liabilities	Global	AZL Balanced
December 31, 2009	Investors	Index Strategy	Pro Forma	Pro Forma
(Unaudited)	Select Fund	Fund	Adjustments	Combined
Assets:
Investment securities, at cost	$ 3,052,025	$ 131,236,014	$ 82,982	$134,371,021
Investment in non-affiliates, at cost	88,548	-	(88,548)	-
Total Investments, at cost	$ 3,140,573	$ 131,236,014	$(5,566)	$ 134,371,021
Investment in affiliates, at value	$ 3,046,459	$ 137,225,531	88,548	$ 140,360,538
Investment in non-affiliates, at value	88,548	-	(88,548)	-
Total Investments, at value	3,135,007	137,225,531	-	140,360,538
Foreign currency, at value (cost $2)	-	2	-	2
Receivable for capital shares issued	32,107	68,032	-	100,139
Receivable from Manager	6,710	-	-	6,710
Prepaid expenses	1	1,230	-	1,231
Total Assets	3,173,825	137,294,795	-	140,468,620

Liabilities:
Cash overdraft	-	106,152	-	106,152
Payable for affiliated investments purchased	88,548	47,670	-	136,218
Payable for capital shares redeemed	12	2,969	-	2,981
Distributions payable	18,881	-	-	18,881
Manager fees payable	-	15,526	-	15,526
Administration fees payable	4,416	4,502	-	8,918
Administrative and compliance services fees payable	28	2,578	-	2,606
Trustee fees payable	5	199	-	204
Other accrued liabilities	777	48,077	-	48,854
Total Liabilities	112,667	227,673	-	340,340
Net Assets	$ 3,061,158	$ 137,067,122	$ -	$140,128,280

Net Assets Consist of:
Capital	$ 3,054,122	$ 131,477,860	$ -	$ 134,531,982
Accumulated net investment income/(loss)	265	-	-	265
Accumulated net realized gains/(losses) from investment transactions	12,337	(400,255)	(5,566)	(393,484)
Net unrealized appreciation/(depreciation) on investments	(5,566)	5,989,517	5,566	5,989,517
Net Assets	$ 3,061,158	$ 137,067,122	$ -	$140,128,280
Shares of beneficial interest (unlimited number of shares authorized, no par value) (A)	300,997	11,995,044	(33,130)	12,262,911
Net Asset Value (offering and redemption price per share) (A)	$ 10.17	$ 11.43	-	$ 11.43

(A) Shares of the AZL Allianz Global Investors Select Fund are exchanged for new shares of the AZL Balanced Index Strategy Fund.
See accompanying notes to the Pro Forma financial statements.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Statement of Additional Information

3

AZL Balanced Index Strategy Fund	AZL Allianz
Statements of Operations	Global	AZL Balanced
For the Periods Ended December 31, 2009	Investors	Index Strategy	Pro Forma	Pro Forma
(Unaudited)	Select Fund (1)	Fund (2)	Adjustments	Combined
Investment Income:
Interest	$ -	$ 10,178		$ 10,178
Dividend from affiliates	7,141	35,642		42,783
Dividend from non-affiliates	-	12,274		12,274
Total Investment Income	7,141	58,094	-	65,235

Expenses:
Manager fees	117	17,221	-	17,338
Administration fees	10,308	30,956	(10,308)(A)	30,956
Custodian fees	56	841	(56)(B)	841
Administrative and compliance services fees	30	2,978	-	3,008
Trustees' fees	7	3,024	-	3,031
Professional fees	68	4,444	(34) (B)	4,478
Shareholder reports	52	7,963	(52) (B)	7,963
Reorganization fees	-	-	32,650	32,650(c)
Other expenses	9	1,456	-	1,465
Total expenses before reductions	10,647	68,883	22,200	101,730
Less expenses contractually waived/ reimbursed by the Manager	(10,180)	-	(22,470)	(32,650)(c)
Net Expenses	467	68,883	(270)	69,080
Net Investment Income/(Loss)	6,674	(10,789)	270	(3,845)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(19)	(399,452)	(5,566)	(405,037)
Net realized gain distributions from affiliated underlying funds	24,828	-		24,828
Change in unrealized appreciation/(depreciation) on investments	(5,566)	5,989,705	5,566	5,989,705

Net Realized and Unrealized Gains/(Losses) on Investments	19,243	5,590,253	-	5,609,496
Change in Net Assets Resulting from Operations	$ 25,917	$ 5,579,464	270	$ 5,605,651

(1) For the period October 23, 2009 (commencement of operations) to December 31, 2009.
(2) For the period July 10, 2009 (commencement of operations) to December 31, 2009.

ABased on contract in effect for the surviving AZL Balanced Index Strategy Fund.
BDecrease due to the elimination of duplicative expenses achieved by merging the funds.
CThe Manager will bear all costs related to the Reorganization, which are expected to be $32,650.

See accompanying notes to the Pro Forma financial statements.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Statement of Additional Information

4

AZL Balanced Index Strategy Fund

Pro Forma Notes to Combining Financial Statements
December 31, 2009 (Unaudited)

1.	DESCRIPTION OF THE FUND:

The AZL Balanced Index Strategy Fund, (“Balanced Index”) a series of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a diversified, open-end investment company established as a Delaware statutory trust.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Balanced Index without par value. Shares of Balanced Index are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to Balanced Index. In addition, in the normal course of business, Balanced Index may enter into contracts with its vendors and others that provide for general indemnifications. Balanced Index’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Balanced Index. However, based on experience, the Balanced Index expects that risk of loss to be remote.

The pro forma adjustments and pro forma combined columns of the Statements of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Balanced Index and the AZL Allianz Global Investors Select (“Global Investors Fund”) Funds were combined for the applicable periods ended December 31, 2009. Manager and administration fees in the pro forma combined column are calculated at the rates in effect for Balanced Index Fund based upon the combined net assets of the corresponding Balanced Index Fund and the Global Investors Fund. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.

2.  BASIS OF COMBINATION:

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Global Investors Fund a series of the Trust, by the Balanced Index as if such acquisition had taken place as of July 10, 2009, inception date for Balanced Index. Under the terms of the Plan of Reorganization, the combination of Balanced Index and Global Investors Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Global Investors Fund in exchange for shares of Balanced Index at the December 31, 2009 net asset value.

The Statements of Assets and Liabilities and the related Statements of Operations of Global Investors Fund and Balanced Index have been combined as of December 31, 2009 and for the respective periods ended December 31, 2009. Following the acquisition, the Balanced Index will be the accounting survivor. In accordance with U.S. generally accepted accounting principles (“GAAP”), the historical cost of investment securities will be carried forward to the Balanced Index at the fair market value on the merger date.
The assets of the Balanced Index will consist of investments in the underlying affiliated investment companies as follows:

   .   AZL Enhanced Bond Index Fund
   .   AZL International Index Fund
   .   AZL Mid Cap Index Fund
   .   AZL S&P 500 Index Fund
   .   AZL Small Cap Stock Index Fund

Based on the investment strategy of using a fund-of-funds approach by the Balanced Index in achieving its investment objective, all investments owned by the Global Investors Fund as of December 31, 2009, as reflected on the accompanying pro forma combined schedule of investments, will be sold prior to the merger date. These sales will result in additional realized gains and losses which, when combined with the existing net realized gains and losses of the Global Investors Fund, may
The Allianz Variable Insurance Products Fund of Funds Trust ♦ Statement of Additional Information

5

require a distribution prior to the merger date to the shareholders of the fund. Net realized gain distributions generally do not have a tax impact to the shareholders of the fund.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Balanced Index and Global Investors Fund included in their respective annual report dated December 31, 2009.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Global Investors Fund by the Balanced Index had taken place as of July 10, 2009.

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with GAAP. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Balanced Index Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold  are recorded on the basis of identified cost of security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. Balanced Index distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Balanced Index is charged directly to Balanced Index, while expenses attributable to more than one Fund of the Trust are allocated among the respective Funds of the Trust based upon relative net assets or some other
The Allianz Variable Insurance Products Fund of Funds Trust ♦ Statement of Additional Information

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reasonable method. Expenses which are attributable to more than one Trust are allocated across the Trust and the Allianz Variable Insurance Products Trust (“VIP Trust) based upon relative net assets or another reasonable basis. Allianz Investment Management, LLC (the “Manager”), serves as the investment manager for the Trust and the VIP Trust.

4.  MANAGER FEES:

The Manager provides investment advisory and management services for the Global Investors Fund. The Manager has contractually agreed to waive fees and reimburse the Global Investors Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Global Investors Fund, through April 30, 2011. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.20%.

For the period ended December 31, 2009, the annual rate due to the Manager and the annual expense limit were as follows:
Annual Rate Expense Limit
AZL Allianz Global Investors Select Fund . . . . . . . . .  . . . . 0.05%               0.20%

The Manager provides investment advisory and management services for the Balanced Index Fund. The Manager has contractually agreed to waive fees and reimburse the Balanced Index Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Balanced Index Fund’s business and expenses paid indirectly, based on the daily net assets of the Balanced Index Fund, through April 30, 2011. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” The annual expense limit of the Fund is 0.20%.

For the period ended December 31, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

Annual Rate   Expense Limit
AZL Balanced Index Strategy Fund . .. . . . . . . . . . . . . . . . . . 0.05%                 0.20%

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Balanced Index Fund invests. At December 31, 2009 these underlying funds will be noted as Affiliated Investment Companies in the Balanced Index Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services.

The Manager will bear all costs related to the Reorganization, which are expected to be $32,650.

5.  CAPITAL SHARES:

The pro forma net asset value per share assumes the issuance of shares of Balanced Index that would have been issued at December 31, 2009, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Global Investors Fund, as of December 31, 2009, divided by the net asset value per share of the shares of Balanced Index as of December 31, 2009. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at December 31, 2009:

	AZL Balanced Index Strategy Fund	AZL Allianz Global Investors Select Fund	Adjustment	Pro Forma Combined

Net Assets	$ 137,067,122	$ 3,061,158	$ -	$ 140,128,280
Total	$ 137,067,122	$ 3,061,158	$ -	$ 140,128,280

Net Asset Value Per Share	$ 11.43	$ 10.17		$ 11.43

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Statement of Additional Information

7

Shares Outstanding	11,995,044	300,997	(33,130)	12,262,911

6. INVESTMENT VALUATION SUMMARY:

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the valuation inputs used as of December 31, 2009 in valuing the Fund’s investments based upon three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Affiliated Investment Companies	$ 140,360,538	$-	$140,360,538
Investment Company	-	-	-
Total Investment Securities	$140,360,538	$ -	$140,360,538

7. FEDERAL INCOME TAX INFORMATION:

It is Balanced Index’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
The Allianz Variable Insurance Products Fund of Funds Trust ♦ Statement of Additional Information

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PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS

The Pro Forma Combined Schedules of Portfolio Investments on the following pages contain information about the securities holdings of the Pro Forma Combined Funds as of December 31, 2009.  These holdings have changed and will continue to change over time due to normal portfolio turnover in response to changes in market conditions.  Accordingly, it is expected that some of each Acquired Fund’s holdings may be sold subsequent to the Reorganization.  It is also expected that any holdings of the Acquired Fund that are not compatible with the corresponding Acquiring Fund’s investment objective and policies will be liquidated in an orderly manner in connection with the Reorganization and that the proceeds of these sales will be held in temporary investments or reinvested in assets that are consistent with the Acquiring Fund’s investment objective and policies.  The portion of the Acquired Fund’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by the Acquiring Fund’s subadviser of the compatibility of those holdings with the Acquiring Fund’s portfolio composition and investment objective and policies at the time of the Reorganization.  Sales of the Acquired Fund’s investments in connection with the Reorganization may occur at times and prices that are disadvantageous and could result in realizing gains, or losses, that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred at that time.
The Allianz Variable Insurance Products Fund of Funds Trust ♦ Statement of Additional Information

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AZL Balanced Index Strategy Fund
Pro Forma Combined Schedule of Portfolio Investments^
December 31, 2009
(Unaudited)
AZL Allianz Global Investors Select Fund	AZL Balanced Index Strategy Fund	Pro Forma	Pro Forma		AZL Allianz Global Investors Select Fund	AZL Balanced Index Strategy Fund	Pro Forma	Pro Forma
Shares	Shares	Adjustments	Combined Shares	Security Description	Fair Value	Fair Value	Adjustments	Combined Fair Value
Affiliated Investment Companies (100.1%):
-	6,801,230	155,378	6,956,608	AZL Enhanced Bond Index Fund*	$ -	$ 68,284,347	1,560,000	$69,844,347
-	1,288,962	29,447	1,318,409	AZL International Index Fund*	-	17,156,080	391,942	17,548,022
-	795,870	18,182	814,052	AZL Mid Cap Index Fund*	-	10,417,936	238,005	10,655,941
29,926	-	(29,926)	-	AZL NACM International Growth Fund*	304,049	-	(304,049)	-
33,330	-	(33,330)	-	AZL NFJ International Value Fund*	456,621	-	(456,621)	-
87,485	-	(87,485)	-	AZL OCC Growth Fund	909,846	-	(909,846)	-
-	4,642,659	87,587	4,730,246	AZL S&P 500 Index Fund, Class 2	-	35,655,619	814,576	36,470,195
-	719,339	16,433	735,772	AZL Small Cap Stock Index Fund*	-	5,711,549	130,484	5,842,033
17,690	-	(17,690)	-	PIMCO PVIT CommodityRealReturn Strategy Portfolio	152,133	-	(152,133)
113,106	-	(113,106)	-	PIMCO PVIT Total Return Portfolio	1,223,810	-	(1,223,810)
				Total Affiliated Investment Companies (Cost $134,371,021)	3,046,459	137,225,531	88,548	140,360,538
Investment Company (0.1%):
88,548	-	(88,548)	-	Dreyfus Treasury Prime Cash Management, 0.00%(a)	88,548	-	(88,548)	-
				Total Investment Company (Cost $-)	88,548	-	(88,548)	-

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Statement of Additional Information

10

	Total Investment Securities (Cost $134,371,021)(b)—100.2%	3,135,007	137,225,531	-	140,360,538
	Net other assets (liabilities)—(0.2%)	(73,849)	(158,409)	-	(232,258)
	Net Assets — 100.0%	$ 3,061,158	$ 137,067,122	$ -	$140,128,280
*	Non-income producing security.
^
Due to the different investment strategy employed by the AZL Balanced Index Strategy Fund in achieving its investment objective, it is anticipated that all of the investments of the AZL Allianz Global Select Fund will be sold by the merger date.

(a)	The rate represents the effective yield at December 31, 2009.

	.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Statement of Additional Information

11

PART C:
OTHER INFORMATION

ITEM 15. INDEMNIFICATION

 The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

Exhibit Number	Description of Exhibit

(1)	Agreement and Declaration of Trust dated June 16, 2004, filed on October 21, 2004 as Exhibit (a) to Registrant's N1A filing (file Nos. 333-119867 and 811-21624), is incorporated by reference.

(2)	By-laws, filed on October 21, 2004, as Exhibit (b) to Registrant's N1A filing (file Nos. 333-119867 and 811-21624), is incorporated by reference.

(3)	Not Applicable

(4)
Agreement and Plan of Reorganization. (A version of this Agreement was executed in connection with the Reorganization described in this Registration Statement and is included as an Exhibit to the Prospectus/Proxy Statement comprising Part A of this Registration Statement.)

(5)	See (1) and (2) above.

(6)(a)
Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed on December 30, 2004 as Exhibit (d)(1) to Registrant's Pre-effective Amendment No. 2, is incorporated by reference.

(6)(a)(i)
Revised Schedule A dated April 29, 2010 to the Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed on April 28, 2010 as Exhibit (d)(1)(i) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.

(6)(a)(ii)
Revised Attachment 1, dated April 29, 2010, to Schedule A of  the Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed on April 28, 2010 as Exhibit (d)(1)(ii) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.

(7)(a)
Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.

(7)(a)(i)
Schedule I dated April 29, 2010, to the Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on April 28, 2010 as Exhibit (e)(1)(ii) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.

(7)(a)(ii)
Fee Agreement Letter dated August 28, 2007, to the Distribution Agreement between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on February 2, 2009 as Exhibit (e)(1)(ii) to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.

(7)(b)
Participation Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of North America, and Allianz Life Financial Services, LLC, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.

(7)(b)(i)
Revised Schedule A, dated April 28, 2010, to the Participation Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of North America, and Allianz Life Financial Services, LLC, filed on April 28, 2010 as Exhibit (e)(2)(i) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.

(7)(c)
Participation Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services, LLC, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.

(7)(c)(i)*
Revised Schedule A dated April 29, 2010, to the Participation Agreement dated August 28, 2007, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services, LLC, filed herewith.

(8)	Not Applicable

(9)
Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on February 2, 2009 as Exhibit (g) to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.

(9)(i)*
Custody and Securities Lending Fee Schedule, dated February 4, 2009, between Allianz Life Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed herewith.

(10)	Not Applicable

(11)*	Draft opinion and consent of Dorsey & Whitney LLP with respect to the legality of the securities being registered, filed herewith.

(12)**	Draft opinion and consent of Ropes & Gray LLP with respect to tax matters, to be filed by amendment.

(13)(a)
Amended and Restated Services Agreement dated October 23, 2007, between Allianz Variable Insurance Products Funds of Funds Trust and CITI Fund Services Ohio, Inc, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.

(13)(b)
Amended Expense Limitation Agreement, dated May 1, 2007, between Allianz Life Advisers LLC and Allianz Variable Insurance Products Fund of Funds Trust, filed on February 2, 2009 as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.

(13)(b)(i)
Revised Exhibit A dated April 29, 2010, to the Amended Expense Limitation Agreement dated May 1, 2007, between Allianz Life Advisers LLC and Allianz Variable Insurance Products Fund of Funds Trust, filed on April 28, 2010 as Exhibit (h)(2)(i) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.

(13)(c)
Amended and Restated Administrative Services Agreement, dated November 1, 2008, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Investment Management LLC, filed on February 2, 2009 as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.

(13)(d)
Chief Compliance Officer Agreement, dated June 10, 2009, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on June 30, 2009 as Exhibit (13)(c) to Registrant's Registration Statement on Form N-14, is incorporated by reference.

(13)(e)
Compliance Services Agreement, dated June 10, 2009, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on June 30, 2009 as Exhibit (13)(d) to Registrant's Registration Statement on Form N-14, is incorporated by reference.

(14)*	Consent of KPMG LLP with respect to financial statements of the Registrant, filed herewith.

(15)	Not Applicable

(16)*	Powers of Attorney, filed herewith.

(17)(a)*	Form of contract holder voting instructions, filed herewith.

(17)(b)*	Prospectus of the acquiring fund dated August ___, 2010 for shares of the Allianz Variable Insurance Products Fund of Funds Trust, filed herewith.

(17)(c)
Prospectus of the acquired fund dated April 30, 2010 for shares of the Allianz Variable Insurance Products Fund of Funds trust, filed on April 28, 2010 as part of Registrants Post Effective Amendment No. 7, is incorporated by reference.

(17)(d)
Annual report of the acquired fund, as of December 31, 2009, for the Allianz Variable Insurance Products Fund of Funds trust, filed by Registrant on March 5, 2010 under form N-CSR, is incorporated  by reference.

      *filed herewith
    **to be filed by amendment

ITEM 17.  UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Golden Valley, and the State of Minnesota, on the 29th day of June, 2010.

                                          ALLIANZ VARIABLE INSURANCE
                                          PRODUCTS FUND OF FUNDS TRUST

By: /s/ Jeffrey Kletti*
      -------------------------------------------
       Jeffrey Kletti, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on June __, 2010.

Signature	Title

/s/ Jeffrey Kletti*	Trustee Chairman & President
Jeffrey Kletti

/s/ Peter R. Burnim*	Trustee
Peter R. Burnim

/s/ Peggy L. Ettestad*	Trustee
Peggy L. Ettestad

/s/ Roger A. Gelfenbien*	Trustee
Roger A. Gelfenbien

/s/ Dickson W. Lewis*	Trustee
Dickson W. Lewis

/s/ Claire R. Leonardi*	Trustee
Claire R. Leonardi

/s/ Peter W. McClean*	Trustee
Peter W. McClean

/s/ Arthur C. Reeds III*	Trustee
Arthur C. Reeds III

/s/ Ty Edwards	Treasurer (principal financial and accounting officer)
Ty Edwards

/s/ Robert DeChellis*	Trustee
Robert DeChellis

By:   /s/ Erik Nelson
      ---------------------------
      Erik T. Nelson, Sr. Securities Counsel

*Pursuant to powers of attorney filed as Exhibit 16 to this Registration
 Statement

EXHIBITS

TO

FORM N-14

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

INDEX TO EXHIBITS

Exhibit	Description of Exhibit

EX-99.7.c.i	Revised Schedule A to Participation Agreement
EX-99.9.i	Custody & Securities Lending Fee Schedule
EX-99.11	Draft opinion and consent of Dorsey & Whitney LLP with respect to the legality of the securities being registered
EX-99.14	Consent of KPMG LLP with respect to financial statements of the Registrant
EX-99.16	Powers of Attorney
EX-99.17a	Form of contract holder voting instructions
EX-99.17b	Prospectus of the acquiring fund dated August ___, 2010